1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details - Loss per share) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Jun. 30, 2016	Jun. 30, 2015
Accounting Policies [Abstract]
Net Loss - Basic and Diluted	$ (312,095)	$ (281,310)	$ (605,503)	$ (663,200)	$ (1,034,765)	$ (1,178,793)
Basic Weighted Average Shares Outstanding	8,104,800	7,230,169	7,822,191	6,809,988	7,157,978	6,272,264
Potentially Dilutive Securities	0	0	0	0	0	0
Diluted Weighted Average Shares Outstanding	8,104,800	7,230,169	7,822,191	6,809,988	7,157,978	6,272,264
Loss Per Share
Basic	$ (0.04)	$ (0.04)	$ (0.08)	$ (0.10)	$ (.15)	$ (0.19)
Diluted	$ (0.04)	$ (0.04)	$ (0.08)	$ (0.10)	$ (.15)	$ (0.19)